Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Impairment charges on accrued income assets	£ 0	£ 0